Schedule of Investments (unaudited) December 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
BWX Technologies Inc.	258,372	$16,039,734
HEICO Corp.	141,747	16,180,420
HEICO Corp., Class A	276,443	24,749,942
Hexcel Corp.	287,017	21,041,216
Huntington Ingalls Industries Inc.	115,601	29,001,979
L3Harris Technologies Inc.	404,168	79,972,722
Spirit AeroSystems Holdings Inc., Class A	335,719	24,467,201
TransDigm Group Inc.	145,323	81,380,880

		292,834,094

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	373,693	29,222,793
Expeditors International of Washington Inc.	443,116	34,571,910
XPO Logistics Inc.(a)(b)	194,655	15,514,003

		79,308,706

Airlines — 0.3%
Alaska Air Group Inc.	202,204	13,699,321
American Airlines Group Inc.	144,821	4,153,466
JetBlue Airways Corp.(a)	95,018	1,778,737
United Airlines Holdings Inc.(a)	185,506	16,341,224

		35,972,748

Auto Components — 0.1%
Aptiv PLC	62,043	5,892,224

Banks — 0.3%
CIT Group Inc.	28,365	1,294,295
Comerica Inc.	31,754	2,278,349
First Republic Bank/CA	110,435	12,970,591
Prosperity Bancshares Inc.	36,634	2,633,618
Signature Bank/New York NY	94,983	12,975,628
SVB Financial Group(a)(b)	13,819	3,469,122
Synovus Financial Corp.	40,557	1,589,834
Western Alliance Bancorp.	36,849	2,100,393

		39,311,830

Beverages — 0.4%
Brown-Forman Corp., Class A	153,369	9,626,972
Brown-Forman Corp., Class B, NVS	583,282	39,429,863

		49,056,835

Biotechnology — 3.2%
Agios Pharmaceuticals Inc.(a)(b)	24,717	1,180,237
Alnylam Pharmaceuticals Inc.(a)(b)	322,398	37,130,578
BioMarin Pharmaceutical Inc.(a)(b)	651,730	55,103,771
Exact Sciences Corp.(a)(b)	508,129	46,991,770
Exelixis Inc.(a)	449,375	7,917,988
Incyte Corp.(a)	648,181	56,599,165
Ionis Pharmaceuticals Inc.(a)	464,223	28,043,711
Moderna Inc.(a)(b)	683,006	13,359,597
Neurocrine Biosciences Inc.(a)	328,294	35,288,322
Sage Therapeutics Inc.(a)(b)	187,729	13,552,157
Sarepta Therapeutics Inc.(a)(b)	257,560	33,235,542
Seattle Genetics Inc.(a)(b)	418,385	47,804,670

		376,207,508

Building Products — 0.8%
Allegion PLC	254,777	31,729,927
AO Smith Corp.	81,651	3,889,854
Armstrong World Industries Inc.	178,132	16,739,064
Fortune Brands Home & Security Inc.	163,992	10,715,237

Security	Shares	Value

Building Products (continued)
Lennox International Inc.	116,538	$28,431,776

		91,505,858

Capital Markets — 2.6%
Ameriprise Financial Inc.	63,599	10,594,321
Cboe Global Markets Inc.	100,409	12,049,080
E*TRADE Financial Corp.	151,434	6,870,561
Evercore Inc., Class A	49,193	3,677,669
FactSet Research Systems Inc.	136,103	36,516,435
Interactive Brokers Group Inc., Class A(b)	75,012	3,497,059
Lazard Ltd., Class A	137,704	5,502,652
LPL Financial Holdings Inc.	292,859	27,016,243
MarketAxess Holdings Inc.(b)	134,282	50,907,649
Morningstar Inc.	72,000	10,894,320
MSCI Inc.	299,225	77,253,910
Raymond James Financial Inc.	105,458	9,434,273
SEI Investments Co.	220,306	14,425,637
T Rowe Price Group Inc.	239,005	29,120,369
Virtu Financial Inc., Class A	83,632	1,337,276

		299,097,454

Chemicals — 0.5%
Axalta Coating Systems Ltd.(a)	236,078	7,176,771
CF Industries Holdings Inc.	78,597	3,752,221
Element Solutions Inc.(a)(b)	311,056	3,633,134
NewMarket Corp.	23,131	11,253,694
RPM International Inc.	77,486	5,947,826
Scotts Miracle-Gro Co. (The)	144,157	15,306,590
WR Grace & Co.	208,234	14,545,145

		61,615,381

Commercial Services & Supplies — 1.7%
Cintas Corp.	304,930	82,050,564
Copart Inc.(a)(b)	731,927	66,561,441
IAA Inc.(a)(b)	440,699	20,739,295
KAR Auction Services Inc.	425,488	9,271,384
Republic Services Inc.	49,060	4,397,248
Rollins Inc.	515,056	17,079,257

		200,099,189

Communications Equipment — 1.3%
Arista Networks Inc.(a)(b)	216,263	43,987,894
F5 Networks Inc.(a)(b)	205,137	28,647,382
Motorola Solutions Inc.	460,738	74,243,321
Ubiquiti Inc.(b)	31,116	5,880,302

		152,758,899

Construction & Engineering — 0.1%
Quanta Services Inc.	116,449	4,740,639

Construction Materials — 0.8%
Eagle Materials Inc.	125,744	11,399,951
Martin Marietta Materials Inc.	69,884	19,542,362
Vulcan Materials Co.	440,199	63,384,254

		94,326,567

Consumer Finance — 0.6%
Credit Acceptance Corp.(a)(b)	33,696	14,904,752
Discover Financial Services	400,034	33,930,884
Synchrony Financial	637,121	22,942,727

		71,778,363

Containers & Packaging — 1.3%
AptarGroup Inc.	92,818	10,731,617
Avery Dennison Corp.	283,584	37,098,459

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Ball Corp.	1,175,712	$76,033,295
Berry Global Group Inc.(a)	187,238	8,891,933
Crown Holdings Inc.(a)	273,484	19,838,529
Sealed Air Corp.	40,775	1,624,068

		154,217,901

Distributors — 0.3%
LKQ Corp.(a)	159,759	5,703,396
Pool Corp.(b)	140,807	29,904,591

		35,607,987

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)	208,437	31,325,997
Grand Canyon Education Inc.(a)(b)	15,868	1,519,996
H&R Block Inc.	111,303	2,613,394
Service Corp. International/U.S.	234,264	10,783,172
ServiceMaster Global Holdings Inc.(a)(b)	77,431	2,993,482

		49,236,041

Diversified Financial Services — 0.0%
Voya Financial Inc.	31,935	1,947,396

Diversified Telecommunication Services — 0.3%
Zayo Group Holdings Inc.(a)	819,291	28,388,433

Electrical Equipment — 1.6%
Acuity Brands Inc.(b)	37,557	5,182,866
AMETEK Inc.	656,774	65,506,639
Hubbell Inc.	109,151	16,134,701
Rockwell Automation Inc.	419,066	84,932,106
Sensata Technologies Holding PLC(a)(b)	239,375	12,895,131

		184,651,443

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	1,061,138	114,846,966
CDW Corp./DE	518,946	74,126,247
Cognex Corp.(b)	595,043	33,346,210
Corning Inc.	870,979	25,354,199
Dolby Laboratories Inc., Class A	30,017	2,065,169
FLIR Systems Inc.	40,735	2,121,071
IPG Photonics Corp.(a)(b)	9,054	1,312,106
Jabil Inc.	115,083	4,756,380
Keysight Technologies Inc.(a)(b)	681,768	69,969,850
National Instruments Corp.	25,706	1,088,392
Trimble Inc.(a)(b)	154,602	6,445,357
Zebra Technologies Corp., Class A(a)	194,206	49,607,981

		385,039,928

Entertainment — 1.6%
Live Nation Entertainment Inc.(a)(b)	471,201	33,676,735
Madison Square Garden Co. (The), Class A(a)(b)	6,134	1,804,561
Roku Inc.(a)(b)	310,727	41,606,345
Spotify Technology SA(a)(b)	430,330	64,355,852
Take-Two Interactive Software Inc.(a)(b)	188,741	23,107,561
World Wrestling Entertainment Inc., Class A	159,324	10,335,348
Zynga Inc., Class A(a)	701,122	4,290,867

		179,177,269

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Homes 4 Rent, Class A	405,527	10,628,863
Americold Realty Trust	693,595	24,317,441
Brookfield Property REIT Inc., Class A	238,750	4,403,744
Colony Capital Inc.	100,022	475,104
CoreSite Realty Corp.	106,668	11,959,616
Equity LifeStyle Properties Inc.	630,922	44,410,600

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage Inc.	370,308	$39,111,931
Iron Mountain Inc.	114,746	3,656,955
Lamar Advertising Co., Class A	308,617	27,547,153
Outfront Media Inc.	78,597	2,107,972
SBA Communications Corp.	407,974	98,317,654
Sun Communities Inc.	79,048	11,865,105
UDR Inc.	57,742	2,696,551

		281,498,689

Food & Staples Retailing — 0.1%
Casey’s General Stores Inc.(b)	33,130	5,267,339
Grocery Outlet Holding Corp.(a)(b)	18,356	595,652
Sprouts Farmers Market Inc.(a)	199,386	3,858,119

		9,721,110

Food Products — 1.6%
Campbell Soup Co.	346,965	17,147,010
Hershey Co. (The)	459,727	67,570,674
Kellogg Co.	343,137	23,731,355
Lamb Weston Holdings Inc.	136,453	11,739,052
McCormick & Co. Inc./MD, NVS	289,599	49,153,638
Pilgrim’s Pride Corp.(a)(b)	67,742	2,216,180
Post Holdings Inc.(a)(b)	106,823	11,654,389
TreeHouse Foods Inc.(a)(b)	33,715	1,635,178

		184,847,476

Health Care Equipment & Supplies — 5.6%
ABIOMED Inc.(a)(b)	161,785	27,598,903
Align Technology Inc.(a)	283,910	79,222,246
Cantel Medical Corp.(b)	78,773	5,585,006
Cooper Companies Inc. (The)	23,834	7,657,626
DexCom Inc.(a)(b)	329,106	71,988,647
Envista Holdings Corp.(a)	338,299	10,027,182
Hill-Rom Holdings Inc.	126,327	14,341,904
Hologic Inc.(a)	781,711	40,813,131
ICU Medical Inc.(a)(b)	21,065	3,941,683
IDEXX Laboratories Inc.(a)(b)	308,914	80,666,713
Insulet Corp.(a)(b)	215,887	36,959,854
Masimo Corp.(a)	170,945	27,019,567
Penumbra Inc.(a)(b)	114,357	18,785,424
ResMed Inc.	516,209	79,996,909
Steris PLC	17,484	2,664,911
Teleflex Inc.	168,313	63,359,746
Varian Medical Systems Inc.(a)(b)	330,327	46,909,737
West Pharmaceutical Services Inc.	201,032	30,221,141

		647,760,330

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	553,557	47,063,416
Centene Corp.(a)	1,243,684	78,190,413
Chemed Corp.	56,502	24,819,069
Encompass Health Corp.	181,598	12,579,293
Guardant Health Inc.(a)(b)	136,017	10,628,368
Henry Schein Inc.(a)(b)	67,894	4,529,888
Laboratory Corp. of America Holdings(a)	21,177	3,582,513
McKesson Corp.	72,170	9,982,554
Molina Healthcare Inc.(a)(b)	175,943	23,873,706
WellCare Health Plans Inc.(a)	165,486	54,645,132

		269,894,352

Health Care Technology — 1.3%
Cerner Corp.	1,137,783	83,501,894
Change Healthcare Inc.(a)(b)	90,711	1,486,753

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Veeva Systems Inc., Class A(a)	477,039	$67,100,306

		152,088,953

Hotels, Restaurants & Leisure — 4.3%
Chipotle Mexican Grill Inc.(a)	93,242	78,053,811
Choice Hotels International Inc.	52,176	5,396,564
Darden Restaurants Inc.	448,836	48,927,612
Domino’s Pizza Inc.	148,815	43,718,871
Dunkin’ Brands Group Inc.	279,898	21,143,495
Hilton Grand Vacations Inc.(a)	44,911	1,544,489
Hilton Worldwide Holdings Inc.(b)	1,014,292	112,495,126
MGM Resorts International	150,166	4,996,023
Norwegian Cruise Line Holdings Ltd.(a)	156,712	9,153,548
Planet Fitness Inc., Class A(a)(b)	298,364	22,281,823
Six Flags Entertainment Corp.	26,582	1,199,114
Vail Resorts Inc.	130,185	31,222,269
Wendy’s Co. (The)	678,274	15,064,465
Wyndham Hotels & Resorts Inc.	102,208	6,419,684
Wynn Resorts Ltd.	294,020	40,830,557
Yum China Holdings Inc.	1,065,761	51,167,186

		493,614,637

Household Durables — 0.7%
Lennar Corp., Class A(b)	414,208	23,108,664
Lennar Corp., Class B	23,302	1,041,600
NVR Inc.(a)	11,906	45,342,930
Tempur Sealy International Inc.(a)	164,972	14,362,462

		83,855,656

Household Products — 1.0%
Church & Dwight Co. Inc.	896,876	63,086,258
Clorox Co. (The)	373,768	57,388,339

		120,474,597

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	176,495	28,563,951

Insurance — 0.8%
Alleghany Corp.(a)	5,219	4,172,956
Arch Capital Group Ltd.(a)	192,854	8,271,508
Arthur J Gallagher & Co.	142,608	13,580,560
Athene Holding Ltd., Class A(a)	208,324	9,797,478
Axis Capital Holdings Ltd.	29,360	1,745,158
Brown & Brown Inc.	48,745	1,924,453
Erie Indemnity Co., Class A, NVS	59,498	9,876,668
Everest Re Group Ltd.	44,798	12,401,878
Kemper Corp.	43,669	3,384,347
Markel Corp.(a)	4,042	4,620,693
Primerica Inc.	107,645	14,054,131
RenaissanceRe Holdings Ltd.	60,940	11,945,459

		95,775,289

Interactive Media & Services — 1.3%
IAC/InterActiveCorp.(a)	157,691	39,282,405
Match Group Inc.(a)(b)	195,964	16,090,604
TripAdvisor Inc.	346,611	10,530,042
Twitter Inc.(a)(b)	2,769,915	88,775,776

		154,678,827

Internet & Direct Marketing Retail — 0.9%
Etsy Inc.(a)(b)	428,214	18,969,880
Expedia Group Inc.	437,555	47,317,198
Grubhub Inc.(a)(b)	329,668	16,035,051

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)(b)	229,669	$20,755,188

		103,077,317

IT Services — 11.2%
Akamai Technologies Inc.(a)(b)	526,674	45,494,100
Alliance Data Systems Corp.	15,458	1,734,388
Black Knight Inc.(a)(b)	521,186	33,606,073
Booz Allen Hamilton Holding Corp.	494,717	35,189,220
Broadridge Financial Solutions Inc.	414,016	51,147,537
CoreLogic Inc.(a)	16,180	707,228
EPAM Systems Inc.(a)(b)	188,236	39,936,150
Euronet Worldwide Inc.(a)	181,235	28,555,387
Fiserv Inc.(a)(b)	2,055,671	237,697,238
FleetCor Technologies Inc.(a)(b)	310,137	89,232,618
Gartner Inc.(a)(b)	318,687	49,109,667
Genpact Ltd.(b)	681,896	28,755,554
Global Payments Inc.(b)	1,085,976	198,255,778
GoDaddy Inc., Class A(a)(b)	622,195	42,259,484
Jack Henry & Associates Inc.	246,113	35,851,281
MongoDB Inc.(a)(b)	152,235	20,035,648
Okta Inc.(a)(b)	381,333	43,994,388
Paychex Inc.	1,168,141	99,362,073
Sabre Corp.	172,931	3,880,572
Square Inc., Class A(a)	1,251,595	78,299,783
Switch Inc., Class A(b)	210,842	3,124,678
Twilio Inc., Class A(a)(b)	446,306	43,862,954
VeriSign Inc.(a)	259,322	49,966,163
Western Union Co. (The)	330,381	8,847,603
WEX Inc.(a)(b)	156,021	32,680,159

		1,301,585,724

Leisure Products — 0.7%
Hasbro Inc.	459,211	48,497,273
Mattel Inc.(a)(b)	865,505	11,727,593
Polaris Inc.	187,820	19,101,294

		79,326,160

Life Sciences Tools & Services — 2.6%
Adaptive Biotechnologies Corp.(a)(b)	42,511	1,271,929
Agilent Technologies Inc.	109,697	9,358,251
Avantor Inc.(a)	813,955	14,773,283
Bio-Techne Corp.(b)	136,005	29,854,457
Bruker Corp.	371,511	18,935,916
Charles River Laboratories International Inc.(a)	174,939	26,723,681
IQVIA Holdings Inc.(a)	274,668	42,438,953
Mettler-Toledo International Inc.(a)(b)	87,424	69,351,711
PerkinElmer Inc.(b)	89,850	8,724,435
PRA Health Sciences Inc.(a)	228,552	25,403,555
Waters Corp.(a)(b)	232,495	54,322,457

		301,158,628

Machinery — 4.0%
Allison Transmission Holdings Inc.	397,341	19,199,517
Donaldson Co. Inc.	459,273	26,463,310
Dover Corp.	230,589	26,577,688
Flowserve Corp.	101,787	5,065,939
Fortive Corp.	240,731	18,389,441
Graco Inc.	598,777	31,136,404
IDEX Corp.	137,177	23,594,444
Ingersoll-Rand PLC	824,940	109,651,025
Lincoln Electric Holdings Inc.	201,030	19,445,632
Middleby Corp. (The)(a)(b)	200,640	21,974,093
Nordson Corp.	189,203	30,809,817

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	383,894	$30,584,835
WABCO Holdings Inc.(a)	155,637	21,088,814
Westinghouse Air Brake Technologies Corp.	182,603	14,206,513
Woodward Inc.	163,932	19,416,106
Xylem Inc./NY	653,008	51,450,500

		469,054,078

Media — 1.8%
Altice USA Inc., Class A(a)	1,098,169	30,023,940
AMC Networks Inc., Class A(a)	155,939	6,159,591
Cable One Inc.	15,880	23,636,904
Fox Corp., Class A, NVS	122,416	4,537,961
Fox Corp., Class B(a)	56,854	2,069,486
Interpublic Group of Companies Inc. (The)	128,913	2,977,890
New York Times Co. (The), Class A	109,428	3,520,299
Nexstar Media Group Inc., Class A	126,525	14,835,056
Omnicom Group Inc.	417,745	33,845,700
Sinclair Broadcast Group Inc., Class A	211,657	7,056,644
Sirius XM Holdings Inc.(b)	4,982,877	35,627,571
ViacomCBS Inc., Class A	11,990	537,991
ViacomCBS Inc., Class B, NVS	1,086,856	45,615,346

		210,444,379

Metals & Mining — 0.1%
Royal Gold Inc.	76,179	9,312,883

Multiline Retail — 1.8%
Dollar General Corp.	888,243	138,548,143
Dollar Tree Inc.(a)(b)	466,056	43,832,567
Nordstrom Inc.	395,622	16,192,809
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	191,772	12,524,629

		211,098,148

Oil, Gas & Consumable Fuels — 1.2%
Cabot Oil & Gas Corp.	916,720	15,960,095
Cheniere Energy Inc.(a)	482,364	29,457,970
Diamondback Energy Inc.	121,233	11,257,696
Equitrans Midstream Corp.	74,737	998,486
ONEOK Inc.	476,483	36,055,469
Parsley Energy Inc., Class A	567,328	10,728,173
Pioneer Natural Resources Co.	255,474	38,671,099

		143,128,988

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)(b)	55,496	2,645,494

Pharmaceuticals — 0.3%
Horizon Therapeutics PLC(a)(b)	75,870	2,746,494
Jazz Pharmaceuticals PLC(a)(b)	178,654	26,669,469
Nektar Therapeutics(a)(b)	92,296	1,992,209

		31,408,172

Professional Services — 3.2%
CoStar Group Inc.(a)	131,192	78,492,174
Equifax Inc.	371,651	52,075,738
IHS Markit Ltd.(a)	908,264	68,437,692
Nielsen Holdings PLC	159,770	3,243,331
Robert Half International Inc.	412,789	26,067,625
TransUnion	682,243	58,406,823
Verisk Analytics Inc.	580,463	86,686,345

		373,409,728

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(b)	448,755	27,504,194
Howard Hughes Corp. (The)(a)(b)	44,946	5,699,153

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.	20,621	$3,589,910

		36,793,257

Road & Rail — 0.4%
JB Hunt Transport Services Inc.	94,854	11,077,050
Landstar System Inc.(b)	129,746	14,774,177
Lyft Inc., Class A(a)(b)	74,905	3,222,413
Old Dominion Freight Line Inc.	99,917	18,962,249

		48,035,889

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices Inc.(a)(b)	3,757,731	172,329,544
Cree Inc.(a)(b)	28,728	1,325,797
Entegris Inc.(b)	490,014	24,544,801
KLA Corp.	579,768	103,297,265
Lam Research Corp.	461,693	134,999,033
Maxim Integrated Products Inc.	370,795	22,807,601
Microchip Technology Inc.	237,528	24,873,932
Monolithic Power Systems Inc.	151,961	27,052,097
Skyworks Solutions Inc.	31,013	3,748,851
Teradyne Inc.	607,777	41,444,314
Universal Display Corp.(b)	154,712	31,881,502
Xilinx Inc.	925,135	90,450,449

		678,755,186

Software — 11.3%
2U Inc.(a)(b)	73,934	1,773,677
Alteryx Inc., Class A(a)(b)	165,263	16,537,868
Anaplan Inc.(a)	311,148	16,304,155
ANSYS Inc.(a)	303,886	78,223,295
Aspen Technology Inc.(a)	248,141	30,007,691
Atlassian Corp. PLC, Class A(a)(b)	427,297	51,420,921
Avalara Inc.(a)(b)	170,621	12,497,988
Cadence Design Systems Inc.(a)(b)	1,011,172	70,134,890
CDK Global Inc.	441,961	24,166,427
Ceridian HCM Holding Inc.(a)(b)	274,707	18,647,111
Citrix Systems Inc.	402,082	44,590,894
Coupa Software Inc.(a)(b)	228,077	33,356,261
DocuSign Inc.(a)(b)	564,542	41,838,208
Dropbox Inc., Class A(a)	769,325	13,778,611
Dynatrace Inc.(a)	189,880	4,803,964
Elastic NV(a)(b)	164,954	10,606,542
Fair Isaac Corp.(a)(b)	102,926	38,564,314
FireEye Inc.(a)(b)	731,258	12,087,695
Fortinet Inc.(a)	520,285	55,545,627
Guidewire Software Inc.(a)(b)	301,133	33,055,369
HubSpot Inc.(a)(b)	147,299	23,346,892
Manhattan Associates Inc.(a)(b)	231,544	18,465,634
Medallia Inc.(a)(b)	46,213	1,437,686
New Relic Inc.(a)	180,588	11,866,437
Nutanix Inc., Class A(a)(b)	615,325	19,235,060
Pagerduty Inc.(a)(b)	153,229	3,584,026
Palo Alto Networks Inc.(a)	345,086	79,801,138
Paycom Software Inc.(a)(b)	179,605	47,552,220
Paylocity Holding Corp.(a)(b)	125,471	15,159,406
Pegasystems Inc.	139,901	11,143,115
Pluralsight Inc., Class A(a)(b)	223,767	3,851,030
Proofpoint Inc.(a)(b)	202,572	23,251,214
PTC Inc.(a)(b)	377,345	28,259,367
RealPage Inc.(a)(b)	288,912	15,529,020
RingCentral Inc., Class A(a)(b)	270,908	45,694,052
Smartsheet Inc., Class A(a)(b)	317,771	14,274,273

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SolarWinds Corp.(a)(b)	46,314	$859,125
Splunk Inc.(a)(b)	561,448	84,088,067
SS&C Technologies Holdings Inc.	727,066	44,641,852
Synopsys Inc.(a)	543,426	75,644,899
Teradata Corp.(a)	404,563	10,830,152
Trade Desk Inc. (The), Class A(a)(b)	142,671	37,063,072
Tyler Technologies Inc.(a)(b)	139,557	41,869,891
Zendesk Inc.(a)	402,206	30,821,046
Zscaler Inc.(a)(b)	232,577	10,814,831

		1,307,025,013

Specialty Retail — 4.1%
Advance Auto Parts Inc.(b)	57,639	9,231,462
AutoZone Inc.(a)(b)	86,400	102,929,184
Best Buy Co. Inc.	168,199	14,767,872
Burlington Stores Inc.(a)(b)	237,440	54,143,443
CarMax Inc.(a)(b)	282,772	24,790,621
Carvana Co.(a)(b)	164,934	15,182,175
Five Below Inc.(a)(b)	198,439	25,372,411
Floor & Decor Holdings Inc., Class A(a)(b)	249,572	12,680,753
L Brands Inc.	128,634	2,330,848
O’Reilly Automotive Inc.(a)	271,396	118,942,011
Tractor Supply Co.	433,861	40,539,972
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	205,678	52,065,329
Williams-Sonoma Inc.	51,707	3,797,362

		476,773,443

Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp.(a)(b)	463,540	16,298,066
NetApp Inc.	871,478	54,249,506
Pure Storage Inc., Class A(a)(b)	849,718	14,538,675

		85,086,247

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	218,324	8,329,061
Carter’s Inc.	71,504	7,818,247
Columbia Sportswear Co.	70,193	7,032,637
Hanesbrands Inc.	1,015,424	15,079,046
Lululemon Athletica Inc.(a)	429,329	99,462,650
Skechers U.S.A. Inc., Class A(a)	176,406	7,618,975

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class A(a)(b)	452,442	$9,772,747
Under Armour Inc., Class C, NVS(a)(b)	469,116	8,997,645

		164,111,008

Thrifts & Mortgage Finance — 0.1%
LendingTree Inc.(a)	28,231	8,566,415

Trading Companies & Distributors — 1.4%
Air Lease Corp.	27,717	1,317,112
Fastenal Co.	1,887,043	69,726,239
United Rentals Inc.(a)(b)	193,743	32,310,520
WW Grainger Inc.	157,314	53,253,935

		156,607,806

Total Common Stocks — 99.8% (Cost: $8,922,680,428)		11,592,950,523

Short-Term Investments

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	1,230,607,643	1,231,099,886
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	13,448,296	13,448,296

		1,244,548,182

Total Short-Term Investments — 10.7% (Cost: $1,244,345,953)		1,244,548,182

Total Investments in Securities — 110.5% (Cost: $10,167,026,381)		12,837,498,705

Other Assets, Less Liabilities — (10.5)%		(1,218,446,236)

Net Assets — 100.0%		$11,619,052,469

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	648,331,897	582,275,746	1,230,607,643	$1,231,099,886	$2,269,343	(a)	$(63,628)	$(4,809)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,938,307	1,509,989	13,448,296	13,448,296	196,364		—	—

				$1,244,548,182	$2,465,707		$(63,628)	$(4,809)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Mid-Cap Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	74	03/20/20	$11,955	$90,055
S&P MidCap 400 E-Mini	58	03/20/20	11,976	56,838

				$146,893

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,592,950,523	$—	$—	$11,592,950,523
Money Market Funds	1,244,548,182	—	—	1,244,548,182

	$12,837,498,705	$—	$—	$12,837,498,705

Derivative financial instruments(a)
Assets
Futures Contracts	$146,893	$—	$—	$146,893

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares